INCOME TAXES (Details Narrative) ₪ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Valuation allowance					$ 5,786	$ 4,564
Accumulated tax loss carryforward					25,006	19,239
Income tax expense (benefit)							$ 229
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)			$ 100
Israel Tax Authority [Member] | Agreement [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit) | ₪				₪ 340
Israel Tax Authority [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 229	₪ 740
Foreign Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate					23.00%
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate					21.00%